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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 --------------------------------

Form 13F File Number: 28-10653
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jean Berard
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Jean Berard,             Montreal, Quebec,
   Chief Compliance Officer,             Canada,             August 4, 2010
   -------------------------    -------------------------   ----------------
          [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------------

Form 13F Information Table Entry Total: 60
                                        --------------------------

Form 13F Information Table Value Total: $ 2,405,125
                                        --------------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      - 2 -
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                           FORM 13F INFORMATION TABLE

       ITEM 1             ITEM 2   ITEM 3    ITEM 4           ITEM 5              ITEM 6    ITEM 7            ITEM 8
------------------------ ------- --------- ----------- ------------------------ ---------- -------- ----------------------------
                                           FAIR MARKET  SH/PRN  SH/PRN PUT/CALL INVESTMENT               VOTING AUTHORITY
       ISSUER             CLASS    CUSIP      VALUE     AMOUNT                  DISCRETION   MGRS            (SHARES)
                                             (000s)                                                  SOLE    SHARED     NONE
--------------------------------------------------------------------------------------------------------------------------------
3SBIO INC                SP ADR  88575Y105        9511   817757   SH               SOLE               716157        0     101600
ABBOTT LABS              COMMON  002824100       71733  1533418   SH               SOLE               147450        0    1385968
AFFYMAX INC              COMMON  00826A109        6936  1159798   SH               SOLE              1077198        0      82600
ALEXION PHARM INC        COMMON  015351109       63786  1246056   SH               SOLE               927100        0     318956
ALIGN TECH INC           COMMON  016255101       24201  1627481   SH               SOLE               187172        0    1440309
AMAG PHARMACEUTICALS     COMMON  00163U106       88049  2563284   SH               SOLE              1821475        0     741809
AMGEN INC                COMMON  031162100      194146  3690996   SH               SOLE              2258929        0    1432067
ANTHERA PHARMACEUT       COMMON  03674U102        3216   600000   SH               SOLE               600000        0          0
AUXILIUM PHARMACEUTI     COMMON  05334D107       52605  2238501   SH               SOLE              2038292        0     200209
BIOMARIN PHARMAC INC     COMMON  09061G101       77699  4098042   SH               SOLE              2796643        0    1301399
BIOMIMETIC THERAPEUT     COMMON  09064X101        9282   834719   SH               SOLE               731988        0     102731
BIOSPECIFICS TECH CO     COMMON  090931106        3056   153710   SH               SOLE               153710        0          0
CARDIOME PHARMA CORP     COMMON  14159U202       22454  2755087   SH               SOLE              2623987        0     131100
CARDIONET INC            COMMON  14159L103        4569   833669   SH               SOLE               833669        0          0
CELGENE CORP             COMMON  151020104      165447  3255556   SH               SOLE              2123800        0    1131756
CURIS INC                COMMON  231269101        1112   800000   SH               SOLE               800000        0          0
CYCLACEL PHARMA          COMMON  23254L108        1031   599655   SH               SOLE               599655        0          0
DENDREON CORP            COMMON  24823Q107       45404  1404400   SH               SOLE              1285400        0     119000
DEXCOM INC               COMMON  252131107       14646  1266952   SH               SOLE              1131965        0     134987
DR REDDYS LABS LTD         ADR   256135203       24445   792367   SH               SOLE               638976        0     153391
GENZYME CORP             COMMON  372917104      190178  3745881   SH               SOLE              2498400        0    1247481
GILEAD SCIENCES INC      COMMON  375558103       50658  1477758   SH               SOLE              1337600        0     140158
GIVEN IMAGING            ORD SHS M52020100       23132  1480892   SH               SOLE               648132        0     832760
HOSPIRA INC              COMMON  441060100       19040   331420   SH               SOLE               286900        0      44520
HUMAN GENOME SCI         COMMON  444903108       63215  2789700   SH               SOLE              2546200        0     243500
ILLUMINA INC             COMMON  452327109       55953  1285400   SH               SOLE              1010600        0     274800
INTERMUNE INC            COMMON  45884X103       22913  2450553   SH               SOLE              2033794        0     416759
INTUITIVE SURGIC INC     COMMON  46120E602       26380    83581   SH               SOLE                10310        0      73271
LIFE TECHNOLOGIES        COMMON  53217V109       63135  1336188   SH               SOLE              1214685        0     121503
LIGAND PHARM INC          CL B   53220K207        1329   910143   SH               SOLE               910143        0          0
LUMINEX CORP DEL         COMMON  55027E102       51248  3159549   SH               SOLE              2876325        0     283224
MEDIVATION INC           COMMON  58501N101       23624  2672426   SH               SOLE              2393300        0     279126
MERCK & CO INC           COMMON  58933Y105       91562  2618300   SH               SOLE               239900        0    2378400
MICROMET INC             COMMON  59509C105       16982  2721505   SH               SOLE              2594905        0     126600
MOMENTA PHARMACEUTIC     COMMON  60877T100       19386  1581259   SH               SOLE               727204        0     854055
MYLAN INC                COMMON  628530107       71490  4195414   SH               SOLE              1767847        0    2427567
MYRIAD GENETICS INC      COMMON  62855J104       26749  1789216   SH               SOLE              1634500        0     154716
NEUROGESX INC            COMMON  641252101        3185   480402   SH               SOLE               480402        0          0
NOVARTIS AG              SP ADR  66987V109        2725    56400   SH               SOLE                56400        0          0
NOVO-NORDISK AS            ADR   670100205        2651    32718   SH               SOLE                15618        0      17100
ONYX PHARMACEUTICALS     COMMON  683399109       57387  2658035   SH               SOLE              2344252        0     313783
PERRIGO CO               COMMON  714290103       25500   431687   SH               SOLE               373111        0      58576
PFIZER INC               COMMON  717081103       35927  2519400   SH               SOLE                38600        0    2480800
PHARMACYCLICS INC        COMMON  716933106        4031   605268   SH               SOLE               605268        0          0
PHARMASSET               COMMON  71715N106       21695   793533   SH               SOLE               723333        0      70200
PROGENICS PHARMACEUT     COMMON  743187106       17396  3174388   SH               SOLE              3028988        0     145400
SAVIENT PHARMA           COMMON  80517Q100       46183  3665348   SH               SOLE              2674814        0     990534
SHIRE PLC                SP ADR  82481R106       15960   260019   SH               SOLE               223872        0      36147
SIMCERE PHARMA           SP ADR  82859P104        6772   817885   SH               SOLE               634685        0     183200
ST JUDE MEDICAL INC      COMMON  790849103       35781   991432   SH               SOLE                84830        0     906602
STRYKER CORP             COMMON  863667101       20406   407625   SH               SOLE                39280        0     368345
TARGACEPT INC            COMMON  87611R306       28632  1481239   SH               SOLE              1149514        0     331725
TEVA PHARMACEUTICAL        ADR   881624209       72528  1395047   SH               SOLE               687045        0     708002
THORATEC LABS CORP       COMMON  885175307       43392  1015493   SH               SOLE               113655        0     901838
UNITED THERAPEUTICS      COMMON  91307C102      142439  2918225   SH               SOLE              1942934        0     975291
VARIAN MED SYS INC       COMMON  92220P105       24859   475497   SH               SOLE                46941        0     428556
VERTEX PHARMACEUTICL     COMMON  92532F100       55558  1688688   SH               SOLE              1535181        0     153507
WATSON PHARMACEUTCLS     COMMON  942683103       16522   407245   SH               SOLE               351600        0      55645
XENOPORT INC             COMMON  98411C100       21982  2240800   SH               SOLE              2039689        0     201111
YM BIOSCIENCES INC       COMMON  984238105        3312  2930994   SH               SOLE              2930994        0          0